Condensed Parent Company Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line items
Loss for the period	kr (47,478)	kr (91,934)	kr (293,638)	kr (279,459)	kr (466,185)
Other comprehensive income (loss)	146	(4,596)	16,509	(4,099)	(17,609)
Total comprehensive income (loss) for the period	(47,332)	(96,530)	(277,129)	(283,558)	(483,794)
Parent Company
Statement Line items
Loss for the period	(8,414)	(122,072)	(171,976)	(187,041)	(273,518)
Total comprehensive income (loss) for the period	kr (8,414)	kr (122,072)	kr (171,976)	kr (187,041)	kr (273,518)